Significant Accounting Policies - Government Grant (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Forge Nano, Inc.
Significant Accounting Policies
Grant income	$ 976	$ 1,053	$ 7,062	$ 2,306